BUSINESS COMBINATION (Details 8) - Estadual De Geracao De Energia Eletrica C E E E G [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Purchase price considered for the business combination	R$ 928,000
Assets Transferred 1 [Member]
IfrsStatementLineItems [Line Items]
Determination of comment	Payment made upon completion of the transaction
Purchase price considered for the business combination	R$ 928,000